Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 28, 2025	Dec. 29, 2024
Deferred income tax assets
Net operating loss	$ 35,792	$ 34,749
Debt derivatives	27,508	24,591
Bad debt reserve	10,543	431
Stock based compensation	769	452
Lease liability	1,657	1,512
Other reserves	4,633	3,381
Interest expense carryover	7,267	7,005
Intangibles	1,447	1,279
Capitalized research and development	705	824
Other	2,556	3,336
Total	92,877	77,560
Valuation allowance	(70,253)	(55,714)
Net deferred tax assets	22,624	21,846
Deferred income tax liabilities
Convertible loan discount	(21,731)	(19,175)
Other	(2,193)	(2,671)
Total deferred tax liabilities	(23,924)	(21,846)
Net deferred tax assets	$ (1,300)